Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes

Note 9-Income Taxes

As of December 31, 2022 and December 31, 2021, the Company’s net deferred tax assets are as follows:

	12/31/2022	12/31/2021
Deferred tax asset:
Organizational costs/Startup expenses	$162,512	$11,964
Net operating loss	-	29,971
Total deferred tax asset	162,512	41,935
Valuation allowance	(162,512)	(41,935)
Deferred tax asset, net of allowance	$-	$-

The income tax benefit for the period from January 1, 2022 through December 31, 2022 and from May 20, 2021 (Inception) through December 31, 2021, consists of the following:

	January 1, 2022 through December 31, 2022	May 20, 2021 (inception) through December 31, 2021
Federal:
Current	$349,053	-
Deferred	(100,083)	(35,944)

State:
Current	$96,739	-
Deferred	(20,493)	(5,991)
Change in valuation allowance	120,577	41,935
Income tax provision	$445,793	-

A reconciliation of the federal income tax rate to the Company’s effective tax rate on December 31, 2022 and December 31, 2021, consists of the following:

	12/31/2022	12/31/2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	4.3%	2.8%
Change in State Tax Rate	2.0%	0.0%
Net Operating Loss	-2.3%	0.0%
Change in valuation allowance	9.3%	-23.8%
Effective Tax Rate	34.4%	0.0%

The Company will file taxes in the U.S. Federal jurisdiction and Florida. In 2022, the Company paid $355,916 in U.S. Federal Tax and $98,641 in Florida State Tax based on estimates. The amount of $6,863 for Federal Tax and $1,902 for State Tax were recorded as Tax Receivables.